Jul-23-03 03:51pm From-

T-449 P.002/006 F-675

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Centrys

NYSE

1-31743

03027949

JUL 23 2003

July 23, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 29 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, Nicholas-Applegate Convertible & Income Fund II (formerly known as "PAFM – Nicholas-Applegate/NFJ Convertible & Income Fund"), Common Shares of Beneficial Interest with par value $0.00001. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on July 23, 2003. Tentative listing date – July 29, 2003.

Sincerely,

[signature]